Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Asset Impairments & Disposals	Total
Cost of sales	$1,222	$205	$43	$10,490	$11,960
Research and development	4,176	1,798	14	20,370	26,358
Sales and marketing	12,753	4,335	6,797	1,046	24,931
General and administrative, integration and other	1,069	827	1,461	1,547	4,904
Other expense, net	—	—	—	10,946	10,946
Total	$19,220	$7,165	$8,315	$44,399	$79,099

2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Costs incurred in 2016	$21,252	$7,165	$8,315	$36,732
Payments	(2,742)	(601)	(2,391)	(5,734)
Facility deferred rent reclassified to restructuring liability	—	1,326	—	1,326
Foreign currency translation adjustment	(30)	(8)	19	(19)
Liability at December 31, 2016	$18,480	$7,882	$5,943	$32,305

2014 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2014	$6,341	$7,627	$652	$14,620
Payments	(4,789)	(4,199)	(418)	(9,406)
Release of excess accrual	(453)	—	(20)	(473)
Foreign currency translation adjustment	(630)	—	—	(630)
Balance at December 31, 2015	$469	$3,428	$214	$4,111
Payments	(143)	(3,428)	(214)	(3,785)
Release of excess accrual	(325)	—	—	(325)
Foreign currency translation adjustment	(1)	—	—	(1)
Balance at December 31, 2016	$—	$—	$—	$—

2011 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the cash components of the restructuring costs.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2013	$9,782	$313	$511	$10,606
Payments	(8,071)	(313)	(511)	(8,895)
Release of excess accrual	(775)	—	—	(775)
Foreign currency translation adjustment	(210)	—	—	(210)
Balance at December 31, 2014	$726	$—	$—	$726
Payments	(381)	—	—	(381)
Release of excess accrual	(340)	—	—	(340)
Foreign currency translation adjustment	(5)	—	—	(5)
Balance at December 31, 2015	$—	$—	$—	$—